SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 6) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)	Dec. 31, 2015 ILS (₪)
Revenues:
Revenues as above	$ 753,106	$ 636,702		$ 797,031
Less inter-segment transactions	(2,551)	(285)		(1,150)
Revenues as per statements of operations	750,555	636,417		$ 795,881
Identifiable assets:
Total assets of operating segments	523,411	912,963
Assets not identifiable to a particular segment	548,038	216,661
Elimination of inter-segment assets and other	(4,500)	(4,500)
Total assets as per consolidated balance sheets	1,066,949	1,125,124	[1]
Identifiable liabilities:
Total liabilities of operating segments	225,240	260,908
Liabilities not identifiable to a particular segment	283,426	212,052
Elimination of inter-segment liabilities and other	(4,500)	(4,500)
Total liabilities as per consolidated balance sheets	$ 504,166	$ 468,460			₪ 450,000

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1a).